Description of business and organization - Merger and recapitalization (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Dec. 20, 2022 CNY (¥) item shares	Dec. 20, 2022 USD ($) item shares	May 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 20, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Business Acquisition
Preferred shares issued	90,724,289							90,724,289
Preferred shares outstanding	90,724,289							90,724,289
Number of ordinary shares for each preferred share	1	1
Ordinary shares, par value per share | $ / shares								$ 0.000005
Recapitalization Factor Per Share | $ / shares								1.19295710
Recapitalization factor, pre-money equity value | $		$ 3,400,000,000
Recapitalization factor, per share multiplier | $ / shares								$ 10.00
Number of board members to elect | item	2	2
Assets
Amount due				¥ 911,589	¥ 41,278		$ 132,168,000
Amount of loan provided | ¥				6,395	1,093	¥ 3,391
Excess of the assets derecognized over the amounts due from the VIE | ¥				61,921
VIE's
Assets
Amount due | ¥					¥ 42,604
Merger
Business Acquisition
Excess cost over proceeds	¥ 22,629							$ 3,252,000
Aggregate proceeds	270,539	$ 38,870,000
Cash proceeds	43,724	6,282,000
Transaction costs	293,168							42,122,000
Hubei ECARX Technology Co., Ltd
Assets
Amount of loan provided | ¥				252,287
Hubei ECARX Technology Co., Ltd | VIE's
Assets
Cash | ¥				20,000
Long-term investments | ¥				211,908
Property and equipment, net | ¥				34,873
Intangible assets, net | ¥				1,094
Amount due | ¥				205,954
Amount of loan provided | ¥				¥ 252,287
Effective annual interest rate (in percent)				5.00%
Excess of the assets derecognized over the amounts due from the VIE | ¥				¥ 61,921
Geely Investment | Merger
Business Acquisition
Value of shares received	139,200	$ 20,000,000
Luminar Technologies, Inc
Business Acquisition
Ordinary shares, par value per share | $ / shares			$ 0.0001
Value of shares received | $			$ 15,000,000
Luminar Technologies, Inc | Merger
Business Acquisition
Transaction costs	¥ 87,615							$ 12,588,000
Ordinary Shares
Business Acquisition
Ordinary shares, par value per share | $ / shares									$ 0.000005
Class A Ordinary Shares
Business Acquisition
Number of ordinary shares for each ordinary share	1	1
Number of authorized unissued shares designated into this class	7,766,956,008	7,766,956,008
Ordinary shares, par value per share | $ / shares							$ 0.000005
Number of shares issued	282,564,117	282,564,117
Class A Ordinary Shares | Mr. Shufu Li
Business Acquisition
Number of authorized unissued shares designated into this class	20,520,820	20,520,820
Class A Ordinary Shares | Holders Of COVA Shares
Business Acquisition
Number of shares issued	5,870,357	5,870,357
Class A Ordinary Shares | Merger Sponsor
Business Acquisition
Number of shares issued	5,250,000	5,250,000
Class A Ordinary Shares | Geely Investment
Business Acquisition
Number of shares issued	2,000,000	2,000,000
Class A Ordinary Shares | Luminar Technologies, Inc
Business Acquisition
Number of shares issued	1,500,000	1,500,000
Class A Ordinary Shares | Lotus Technology Inc
Business Acquisition
Number of shares issued	1,052,632	1,052,632
Class A Ordinary Shares | Existing Preferred Shareholders
Business Acquisition
Number of shares issued	84,795,039	84,795,039
Class A Ordinary Shares | Existing Ordinary Shareholders
Business Acquisition
Number of shares issued	193,216,446	193,216,446
Class B Ordinary Shares
Business Acquisition
Number of ordinary shares for each ordinary share	1	1
Number of authorized unissued shares designated into this class	958,958,360	958,958,360
Ordinary shares, par value per share | $ / shares							$ 0.000005
Class B Ordinary Shares | Existing Shareholders
Business Acquisition
Number of shares issued	48,960,916	48,960,916
Common Shares, Class To Be Determined
Business Acquisition
Number of authorized unissued shares designated into this class	1,000,000,000	1,000,000,000
Warrants | Holders Of COVA Warrants
Business Acquisition
Number of shares issued	23,871,971	23,871,971